Related Party Transactions (Detail) - USD ($)		1 Months Ended	3 Months Ended	6 Months Ended
	Aug. 04, 2020	Aug. 28, 2020	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions (Details) [Line Items]
Cash paid by sponsor	$ 25,000
Ordinary shares received (in Shares)	14,375,000
Aggregate shares held by Sponsor (in Shares)		17,250,000
Founder shares issued to directors (in Shares)		30,000
Issuance of warrants (in Shares)			11,533,333	11,533,333
Gross proceeds from sponsor			$ 17,300,000	$ 17,300,000
Warrants price per share (in Dollars per share)				$ 11.50
Loan amount	$ 300,000
Borrowed amount	194,000
Working capital loans	$ 2,500,000
Convertible price per unit (in Dollars per share)	$ 1.50
Prepaid amount				$ 468,750
Working capital			500,000	500,000
Reimbursable expenses paid by the Sponsor			513,000	45,000
Support Services Agreement [Member]
Related Party Transactions (Details) [Line Items]
Due to related party			45,000
Reinvent Capital LLC [Member]
Related Party Transactions (Details) [Line Items]
Service fee			$ 1,875,000	$ 1,875,000
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Shares forfeited (in Shares)		2,250,000
Issued and outstanding shares, percentage			20.00%	20.00%
Class A Ordinary Shares
Related Party Transactions (Details) [Line Items]
Stock price per share (in Dollars per share)			$ 12.00	$ 12.00
Private Placement [Member]
Related Party Transactions (Details) [Line Items]
Warrants price per share (in Dollars per share)			1.50	1.50
Private Placement [Member] | Class A Ordinary Shares
Related Party Transactions (Details) [Line Items]
Warrants price per share (in Dollars per share)			$ 11.50	$ 11.50